Expense Example {- Franklin VolSmart Allocation VIP Fund} - FTVIPT VolSmart Allocation VIP Fund Class 5-11 - Franklin VolSmart Allocation VIP Fund - Class 5	May 01, 2021 USD ($)
Expense Example:
1 year	$ 94
3 years	343
5 years	612
10 years	$ 1,384